Cromwell CenterSquare Real Estate Fund
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
REAL ESTATE INVESTMENT TRUSTS - 98.7%
Apartments - 11.9%
American Homes 4 Rent - Class A ....................................................... 40,830 $ 1,357,598
Camden Property Trust ................................................................. 20,990 2,241,312
Elme Communities ..................................................................... 5,500 92,730
Equity LifeStyle Properties, Inc. .......................................................... 18,040 1,095,028
Equity Residential ...................................................................... 20,010 1,295,247
Essex Property Trust, Inc. ............................................................... 3,840 1,027,814
Invitation Homes, Inc. .................................................................. 45,626 1,338,211
UDR, Inc. ............................................................................. 74,880 2,790,029
11,237,969
Diversified - 26.5%
(a)
American Tower Corp. .................................................................. 36,220 6,965,830
Broadstone Net Lease, Inc. ............................................................. 44,488 795,000
Crown Castle, Inc. ..................................................................... 9,560 922,444
Digital Realty Trust, Inc. ................................................................ 25,520 4,411,898
Equinix, Inc. ........................................................................... 8,030 6,289,417
FrontView REIT, Inc. ................................................................... 18,790 257,611
InvenTrust Properties Corp. ............................................................. 2,519 72,094
Lamar Advertising Co. - Class A ......................................................... 3,200 391,744
SBA Communications Corp. ............................................................. 11,960 2,312,466
VICI Properties, Inc. .................................................................... 37,980 1,238,528
Weyerhaeuser Co. ..................................................................... 50,949 1,263,026
24,920,058
Health Care - 19.7%
Alexandria Real Estate Equities, Inc. ..................................................... 4,510 375,863
American Healthcare REIT, Inc. .......................................................... 34,820 1,462,788
Diversified Healthcare Trust ............................................................. 20,203 89,095
Healthcare Realty Trust, Inc. ............................................................ 42,770 771,143
Healthpeak Properties, Inc. ............................................................. 123,184 2,358,974
National Health Investors, Inc. ........................................................... 11,660 926,970
Omega Healthcare Investors, Inc. ........................................................ 30,800 1,300,376
Ventas, Inc. ........................................................................... 53,000 3,709,470
Welltower, Inc. ......................................................................... 42,020 7,485,443
18,480,122
Hotels - 2.5%
Apple Hospitality REIT, Inc. ............................................................. 12,620 151,566
DiamondRock Hospitality Co. ............................................................ 75,820 603,527
Host Hotels & Resorts, Inc. .............................................................. 81,390 1,385,258
Sunstone Hotel Investors, Inc. ........................................................... 18,060 169,222
2,309,573
Office Property - 4.5%
BXP, Inc. ............................................................................. 13,170 979,058
Cousins Properties, Inc. ................................................................ 45,240 1,309,246
Douglas Emmett, Inc. .................................................................. 14,350 223,429

Cromwell CenterSquare Real Estate Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Office Property - (Continued)
Empire State Realty Trust, Inc. - Class A .................................................. 45,670 $ 349,832
Hudson Pacific Properties, Inc.
(b)
......................................................... 39,362 108,639
Piedmont Realty Trust, Inc. .............................................................. 19,163 172,467
Vornado Realty Trust ................................................................... 27,830 1,127,950
4,270,621
Regional Malls - 3.2%
Simon Property Group, Inc. ............................................................. 13,030 2,445,340
The Macerich Co. ...................................................................... 30,940 563,108
3,008,448
Shopping Centers - 8.2%
Brixmor Property Group, Inc. ............................................................ 74,670 2,066,866
Federal Realty Investment Trust ......................................................... 11,840 1,199,510
Kimco Realty Corp. .................................................................... 98,860 2,160,091
Kite Realty Group Trust ................................................................. 67,660 1,508,818
NETSTREIT Corp. ..................................................................... 42,680 770,801
7,706,086
Single Tenant - 4.0%
Agree Realty Corp. ..................................................................... 28,310 2,011,143
NNN REIT, Inc. ........................................................................ 11,330 482,318
Realty Income Corp. ................................................................... 20,390 1,239,508
3,732,969
Storage - 9.1%
Extra Space Storage, Inc. ............................................................... 25,720 3,624,977
Iron Mountain, Inc. ..................................................................... 22,348 2,278,155
Public Storage ......................................................................... 9,160 2,645,866
8,548,998
Warehouse/Industrial - 9.1%
Americold Realty Trust, Inc. ............................................................. 29,620 362,549
EastGroup Properties, Inc. .............................................................. 2,300 389,298
First Industrial Realty Trust, Inc. ......................................................... 17,070 878,593
Lineage, Inc. .......................................................................... 6,410 247,682
Prologis, Inc. .......................................................................... 50,460 5,778,679
Rexford Industrial Realty, Inc. ........................................................... 21,240 873,177
8,529,978
TOTAL INVESTMENTS - 98.7% (Cost $73,566,237) ....................................................... $ 92,744,822
Other Assets in Excess of Liabilities - 1.3% ................................................................ 1,250,957
TOTAL NET ASSETS - 100% ...........................................................................
$ 93,995,779
Percentages are stated as a percent of net assets.

Cromwell CenterSquare Real Estate Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)
Non-income producing security.